Net fee and commission income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net fee And Commission Income [Line Items]
Underwriting fees	$ 1,050	$ 838	$ 637
M&A and corporate finance fees	1,119	1,016	669
Brokerage fees	5,428	4,407	3,323
Portfolio management, investment fund and related services fees	19,555	16,997	13,821
Other	2,918	2,548	1,950
Total fee and commission income	30,069	25,806	20,399
Brokerage fees paid	332	325	244
Fee and commission expense	2,669	2,369	1,790
Net fee and commission income	27,400	23,438	18,610
of which: Global Wealth Management
Net fee And Commission Income [Line Items]
Total fee and commission income	17,879	15,527	12,687
of which: Personal & Corporate Banking
Net fee And Commission Income [Line Items]
Total fee and commission income	3,162	2,588	1,840
of which: Asset Management
Net fee And Commission Income [Line Items]
Total fee and commission income	4,089	3,333	2,723
of which: Investment Bank
Net fee And Commission Income [Line Items]
Total fee and commission income	4,912	4,135	3,153
of which: Group Items
Net fee And Commission Income [Line Items]
Total fee and commission income	(12)	(6)	(11)
of which: Non-core and Legacy
Net fee And Commission Income [Line Items]
Total fee and commission income	40	230	7
of which: recurring
Net fee And Commission Income [Line Items]
Total fee and commission income	19,556	17,065	14,008
Net fee and commission income	18,015	15,674	13,003
of which: recurring | of which: Global Wealth Management
Net fee And Commission Income [Line Items]
Net fee and commission income	13,671	12,082	10,143
of which: recurring | of which: Personal & Corporate Banking
Net fee And Commission Income [Line Items]
Net fee and commission income	1,669	1,325	949
of which: recurring | of which: Asset Management
Net fee And Commission Income [Line Items]
Net fee and commission income	2,800	2,407	1,950
of which: transaction-based
Net fee And Commission Income [Line Items]
Total fee and commission income	10,318	8,604	6,320
Net fee and commission income	9,190	7,628	5,537
of which: transaction-based | of which: Global Wealth Management
Net fee And Commission Income [Line Items]
Net fee and commission income	3,355	2,644	1,908
of which: transaction-based | of which: Personal & Corporate Banking
Net fee And Commission Income [Line Items]
Net fee and commission income	1,200	995	800
of which: transaction-based | of which: Asset Management
Net fee And Commission Income [Line Items]
Net fee and commission income	79	55	32
of which: performance-based
Net fee And Commission Income [Line Items]
Total fee and commission income	195	137	71
Net fee and commission income	195	136	70
of which: performance-based | of which: Asset Management
Net fee And Commission Income [Line Items]
Net fee and commission income	$ 195	$ 136	$ 70